TRADE RECEIVABLES - Movement in Allowance for Expected Credit Losses (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ (7,214)	$ (6,177)	$ (5,755)
Additions related to Travel and Hospitality clients	0	0	(2,228)
Additions, net (note 4.2)	(18,808)	(6,364)	(5,323)
Write-off of receivables	5,354	5,327	7,129
Balance at end of year	$ (20,668)	$ (7,214)	$ (6,177)